STOCK OPTIONS (Details 2) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Non-vested, Beginning Balance	400,000	75,000
Granted	1,300,000	600,000
Vested	(800,000)	(275,000)
Non-vested, Ending Balance	900,000	400,000
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance	$ 0.11	$ 0.001
Granted	0.16	0.11
Vested	0.15	0.08
Non-vested, Ending Balance	$ 0.15	$ 0.11